Derivative financial instruments and hedging activities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Derivative financial instruments and hedging activities
Note 8 Derivative financial instruments and hedging activities

Derivative instruments are categorized as either financial or non-financial derivatives. Financial derivatives are financial contracts whose value is derived from an underlying interest rate, foreign exchange rate, credit risk, and equity or equity index. Non-financial derivatives are contracts whose value is derived from a precious metal, commodity instrument or index. The notional amount of derivatives represents the contract amount used as a reference point to calculate payments. Notional amounts are generally not exchanged by counterparties, and do not reflect our exposure at default.

Financial derivatives

Forwards and futures

Forward contracts are non-standardized agreements that are transacted between counterparties in the OTC market, whereas futures are standardized contracts with respect to amounts and settlement dates, and are traded on regular futures exchanges. Examples of forwards and futures are described below.

Interest rate forwards (forward rate agreements) and futures are contractual obligations to buy or sell an interest-rate sensitive financial instrument on a predetermined future date at a specified price.

Foreign exchange forwards and futures are contractual obligations to exchange one currency for another at a specified price for settlement at a predetermined future date.

Equity forwards and futures are contractual obligations to buy or sell at a fixed value (the specified price) of an equity index, a basket of stocks or a single stock at a predetermined future date.

Swaps

Swaps are OTC contracts in which two counterparties exchange a series of cash flows based on agreed upon rates applied to a notional amount. Examples of swap agreements are described below.

Interest rate swaps are agreements where two counterparties exchange a series of payments based on different interest rates applied to a notional amount in a single currency. Certain interest rate swaps are transacted and settled through a clearing house which acts as a central counterparty. Cross currency swaps involve the exchange of fixed payments in one currency for the receipt of fixed payments in another currency. Cross currency interest rate swaps involve the exchange of both interest and notional amounts in two different currencies.

Equity swaps are contracts in which one counterparty agrees to pay or receive from the other cash flows based on changes in the value of an equity index, a basket of stocks or a single stock.

Options

Options are contractual agreements under which the seller (writer) grants the purchaser the right, but not the obligation, either to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument or commodity at a specified price, at or by a predetermined future date. The seller (writer) of an option can also settle the contract by paying the cash settlement value of the purchaser’s right. The seller (writer) receives a premium from the purchaser for this right. The various option agreements that we enter into include but are not limited to interest rate options, foreign currency options, equity options and index options.

Credit derivatives

Credit derivatives are OTC contracts that transfer credit risk related to an underlying financial instrument (referenced asset) from one counterparty to another. Credit derivatives include credit default swaps, credit default baskets and total return swaps.

Credit default swaps provide protection against the decline in the value of the referenced asset as a result of specified credit events such as default or bankruptcy. They are similar in structure to an option, whereby the purchaser pays a premium to the seller of the credit default swap in return for payment contingent on a credit event affecting the referenced asset.

Credit default baskets are similar to credit default swaps except that the underlying referenced financial instrument is a group of assets instead of a single asset.

Total return swaps are contracts where one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a referenced asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.

Other derivative products

Other contracts are stable value and equity derivative contracts.

Non-financial derivatives

Other contracts also include non-financial derivative products such as precious metal and commodity derivative contracts in both the OTC and exchange markets.

Derivatives issued for trading purposes

Most of our derivative transactions relate to client-driven sales and trading activities, and associated market risk hedging. Sales activities include the structuring and marketing of derivative products to clients, enabling them to modify or reduce risks. Trading involves market-making, positioning and arbitrage activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenue based on spread and volume. Positioning involves the active management of derivative transactions with the expectation of profiting from favourable movements in prices, rates, or indices. Arbitrage activities involve identifying and profiting from price differentials between markets and product types. Any realized and unrealized gains or losses on derivatives used for trading purposes are recognized immediately in Non-interest income – Trading revenue.

Derivatives issued for other-than-trading purposes

We also use derivatives for purposes other than trading, primarily for hedging, in conjunction with the management of interest rate, credit, equity and foreign exchange risk related to our funding, lending, investment activities and asset/liability management.

Interest rate swaps are used to manage our exposure to interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. Purchased options are used to hedge redeemable deposits and other options embedded in consumer products. We manage our exposure to foreign currency risk with cross currency swaps and foreign exchange forward contracts. We predominantly use credit derivatives to manage our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.

Certain derivatives and cash instruments are specifically designated and qualify for hedge accounting. From time to time, we also enter into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered economically feasible to implement. In such circumstances, changes in fair value are reflected in Other income in Non-interest income.

Notional amount of derivatives by term to maturity (absolute amounts)

	As at October 31, 2018
	Term to maturity
(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,895,613	$8,788	$–	$1,904,401	$1,904,401	$–
Swaps	4,535,040	4,377,512	2,856,403	11,768,955	11,424,094	344,861
Options purchased	101,663	155,985	27,273	284,921	284,921	–
Options written	87,254	156,886	37,217	281,357	281,357	–
Foreign exchange contracts
Forward contracts	1,397,520	30,688	616	1,428,824	1,420,575	8,249
Cross currency swaps	30,358	4,379	1,170	35,907	27,545	8,362
Cross currency interest rate swaps	347,477	767,742	365,880	1,481,099	1,430,437	50,662
Options purchased	33,202	11,037	1,807	46,046	46,046	–
Options written	37,716	12,250	4,515	54,481	54,481	–
Credit derivatives (1)	1,578	5,263	3,424	10,265	9,752	513
Other contracts	81,720	66,686	17,409	165,815	161,323	4,492
Exchange-traded contracts
Interest rate contracts
Futures – long positions	38,825	22,465	11	61,301	61,301	–
Futures – short positions	32,424	23,072	6	55,502	55,502	–
Options purchased	2,587	3,312	–	5,899	5,899	–
Options written	2,544	1,291	–	3,835	3,835	–
Foreign exchange contracts
Futures – long positions	277	–	–	277	277	–
Futures – short positions	340	–	–	340	340	–
Other contracts	228,549	59,308	372	288,229	288,229	–
	$8,854,687	$5,706,664	$3,316,103	$17,877,454	$17,460,315	$417,139

	As at October 31, 2017
	Term to maturity
(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,156,843	$31,989	$–	$1,188,832	$1,188,832	$–
Swaps	2,570,180	3,450,280	2,331,289	8,351,749	7,854,309	497,440
Options purchased	77,953	124,083	59,435	261,471	261,471	–
Options written	61,765	106,887	63,685	232,337	232,337	–
Foreign exchange contracts
Forward contracts	1,326,223	33,543	623	1,360,389	1,343,196	17,193
Cross currency swaps (2)	20,436	35,662	39,440	95,538	89,254	6,284
Cross currency interest rate swaps	281,590	551,576	268,119	1,101,285	1,048,891	52,394
Options purchased	55,851	13,913	3,386	73,150	73,150	–
Options written	55,922	9,187	2,829	67,938	67,938	–
Credit derivatives (1)	1,975	7,686	3,814	13,475	13,330	145
Other contracts	56,166	49,652	19,241	125,059	120,737	4,322
Exchange-traded contracts
Interest rate contracts
Futures – long positions	33,195	19,688	55	52,938	52,938	–
Futures – short positions	35,726	23,478	9	59,213	59,213	–
Options purchased	8,274	695	–	8,969	8,969	–
Options written	10,872	317	–	11,189	11,189	–
Foreign exchange contracts
Futures – long positions	83	–	–	83	83	–
Futures – short positions	291	142	–	433	433	–
Other contracts	198,360	44,858	528	243,746	243,607	139
	$5,951,705	$4,503,636	$2,792,453	$13,247,794	$12,669,877	$577,917

(1)	Credit derivatives with a notional value of $0.5 billion (October 31, 2017 - $0.1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $6.2 billion (October 31, 2017 – $8.5 billion) and protection sold of $3.6 billion (October 31, 2017 – $4.8 billion).
(2)	Amounts have been revised from those previously presented.

Fair value of derivative instruments

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$308	$232	$324	$319
Swaps	29,340	25,501	101,481	96,408
Options purchased	3,211	–	3,108	–
Options written	–	3,471	–	3,696
	32,859	29,204	104,913	100,423
Foreign exchange contracts
Forward contracts	13,367	12,929	13,643	14,562
Cross currency swaps	174	258	4,229	3,438
Cross currency interest rate swaps	26,837	25,849	21,740	19,054
Options purchased	1,540	–	1,324	–
Options written	–	1,272	–	1,217
	41,918	40,308	40,936	38,271
Credit derivatives	38	89	157	246
Other contracts	17,668	18,300	13,775	17,183
	92,483	87,901	159,781	156,123
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,226	1,142	1,612	1,177
Options purchased	–	–	–	–
Options written	–	–	–	–
	1,226	1,142	1,612	1,177
Foreign exchange contracts
Forward contracts	31	33	246	250
Cross currency swaps	212	423	207	318
Cross currency interest rate swaps	1,145	1,104	1,545	1,700
	1,388	1,560	1,998	2,268
Credit derivatives	–	5	–	12
Other contracts	150	179	184	184
	2,764	2,886	3,794	3,641
Total gross fair values before:	95,247	90,787	163,575	159,764
Valuation adjustments determined on a pooled basis	(625)	34	(725)	68
Impact of netting agreements that qualify for balance sheet offset	(583)	(583)	(67,827)	(67,705)
	94,039	90,238	95,023	92,127
Impact of netting agreements that do not qualify for balance sheet offset (1)	(57,010)	(57,010)	(58,804)	(58,804)
	$37,029	$33,228	$36,219	$33,323

(1)	Additional impact of offsetting credit exposures on contracts that do not qualify for balance sheet offset.

Fair value of derivative instruments by term to maturity

	As at
	October 31, 2018				October 31, 2017
(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$28,241	$29,197	$36,601	$94,039	$26,292	$28,810	$39,921	$95,023
Derivative liabilities	26,720	27,013	36,505	90,238	26,414	26,334	39,379	92,127

Derivative-related credit risk

Credit risk from derivative transactions is generated by the potential for the counterparty to default on its contractual obligations when one or more transactions have a positive market value to us. Therefore, derivative-related credit risk is represented by the positive fair value of the instrument and is normally a small fraction of the contract’s notional amount.

We subject our derivative transactions to the same credit approval, limit and monitoring standards that we use for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolio. Credit utilization for all products is compared with established limits on a continual basis and is subject to a standard exception reporting process. We use a single internal rating system for all credit risk exposure. In most cases, these internal ratings approximate the external risk ratings of public rating agencies.

Offsetting is a technique that can reduce credit exposure from derivatives and is generally facilitated through the use of master netting agreements and achieved when specific criteria are met in accordance with our accounting policy in Note 2. A master netting agreement provides for a single net settlement of all financial instruments covered by the agreement in the event of default. However, credit risk is reduced only to the extent that our financial obligations to the same counterparty can be set off against obligations of the counterparty to us. We maximize the use of master netting agreements to reduce derivative-related credit exposure. Our overall exposure to credit risk that is reduced through master netting agreements may change substantially following the reporting date as the exposure is affected by each transaction subject to the agreement as well as by changes in underlying market rates. Measurement of our credit exposure arising out of derivative transactions is reduced to reflect the effects of netting in cases where the enforceability of that netting is supported by appropriate legal analysis as documented in our trading credit risk policies.

The use of collateral is another significant credit mitigation technique for managing derivative-related counterparty credit risk. Mark-to-market provisions in our agreements with some counterparties, typically in the form of a Credit Support Annex, provide us with the right to request that the counterparty pay down or collateralize the current market value of its derivatives positions when the value passes a specified threshold amount.

Replacement cost represents the total fair value of all outstanding contracts in a gain position after factoring in the master netting agreements. The credit equivalent amount is defined as the sum of the replacement cost plus an add-on amount for potential future credit exposure as defined by OSFI. The risk-weighted amount is determined by applying OSFI’s non-modelled current exposure measure of counterparty risk to the credit equivalent amount.

Derivative-related credit risk

	As at
	October 31, 2018 (1)			October 31, 2017 (1)
(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount (2)	Risk-weighted equivalent (3)	Replacement cost	Credit equivalent amount (2)	Risk-weighted equivalent (3)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$307	$324	$13	$264	$328	$59
Swaps	9,671	20,321	3,363	10,890	24,318	4,187
Options purchased	610	857	407	283	883	527
Foreign exchange contracts
Forward contracts	4,589	10,944	3,439	5,421	11,555	3,634
Swaps	9,342	13,718	5,002	10,476	12,643	4,498
Options purchased	443	1,100	478	360	1,125	472
Credit derivatives (4)	71	770	153	109	936	149
Other contracts	9,709	9,959	4,303	7,750	6,332	2,945
Exchange-traded contracts	2,912	11,285	225	1,391	8,340	167
	$37,654	$69,278	$17,383	$36,944	$66,460	$16,638

(1)	The amounts presented are net of master netting agreements in accordance with Basel III.
(2)	The total credit equivalent amount includes collateral applied of $16 billion (October 31, 2017 – $18 billion).
(3)	The risk-weighted balances are calculated in accordance with Basel III.
(4)	Excludes credit derivatives issued for other-than-trading purposes related to bought protection.

Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2018
	Risk rating (1)					Counterparty type (2)
(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$25,458	$32,693	$21,215	$15,881	$95,247	$42,937	$18,749	$33,561	$95,247
Impact of master netting agreements	14,544	24,255	15,046	3,748	57,593	36,081	8,348	13,164	57,593
Replacement cost (after netting agreements)	$10,914	$8,438	$6,169	$12,133	$37,654	$6,856	$10,401	$20,397	$37,654

	As at October 31, 2017
	Risk rating (1)					Counterparty type (2)
(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$26,707	$108,320	$19,672	$8,876	$163,575	$45,723	$18,694	$99,158	$163,575
Impact of master netting agreements	14,468	98,605	10,167	3,391	126,631	38,508	8,342	79,781	126,631
Replacement cost (after netting agreements)	$12,239	$9,715	$9,505	$5,485	$36,944	$7,215	$10,352	$19,377	$36,944

(1)	Our internal risk ratings for major counterparty types approximate those of public ratings agencies. Ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings.
(2)	Counterparty type is defined in accordance with the capital adequacy requirements of OSFI.

Derivatives in hedging relationships

We apply hedge accounting to minimize volatility in earnings and capital caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item.

Derivatives used in hedging relationships are recorded in Other Assets – Derivatives or Other Liabilities – Derivatives on the Balance Sheet. Foreign currency-denominated liabilities used in net investment hedging relationships are recorded in Deposits – Business and Government and Subordinated debentures on the Balance Sheet. Gains and losses relating to hedging ineffectiveness is recorded in Non-Interest income and amounts reclassified from hedge reserves in OCI to income is recorded in Net-interest income for Cash flow hedges and Non-interest income for Net Investment hedges.

We assess and measure the effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. When cash instruments are designated as hedges of foreign exchange risks, only changes in their value due to foreign exchange risk are included in the assessment and measurement of hedge effectiveness.

Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:

•	Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset and frequency of payment.
•	Difference in the discounting factors between the hedged item and the hedging instrument, taking into consideration the different reset frequency of the hedged item and hedging instrument.
•	Hedging derivatives with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.

Below is a description of our risk management strategy for each risk exposure that we decide to hedge:

Interest rate risk

We use interest rate contracts to manage our exposure to interest rate risk by modifying the repricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The swaps are designated in either a fair value hedge or a cash flow hedge.

For fair value hedges, we use interest rate contracts to manage the fair value movements of our fixed-rate instruments due to changes in benchmark interest. The interest rate swaps are entered into on a one-to-one basis to manage the benchmark interest rate risk, and its terms are critically matched to the specified fixed rate instruments.

We also use interest rate swaps in fair value hedges to manage interest rate risk from residential mortgage assets and funding liabilities. Our exposure from this portfolio changes with the origination of new loans, repayments of existing loans, and sale of securitized mortgages. Accordingly, dynamic hedging is adopted for that portfolio, in which the hedge relationship is rebalanced on a more frequent basis, such as on a bi-weekly or on a monthly basis.

For cash flow hedges, we use interest rate swaps to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates. Whilst some of the interest rate derivatives are entered into on a one-to-one basis to manage a specific exposure, other interest rate derivatives may be entered into for managing interest rate risks of a portfolio of assets and liabilities.

Foreign exchange risk

We manage our exposure to foreign currency risk with cross currency swaps in a cash flow hedge, and foreign exchange forward contracts in a net investment hedge. Certain cash instruments may also be designated in a net investment hedge, where applicable.

For cash flow hedges, we predominately use cross currency swaps to manage the cash flow variability arising from fluctuations in foreign exchange rates on our issued foreign denominated fixed rate liabilities. The maturity profile and repayment terms of these swaps are matched to those of our foreign denominated assets and liabilities to limit our cash flow volatility from changes in foreign exchange rates.

For net investment hedges, we use a combination of foreign exchange forwards and cash instruments, such as foreign denominated deposit liabilities to manage our foreign exchange risk arising from our investments in foreign operations. Our most significant exposures include U.S. dollar, British pound and Euro. When hedging net investments in foreign operations using foreign exchange forwards, only the undiscounted spot element of the foreign exchange forward is designated as the hedging instrument. Accordingly, changes in the fair value of the hedging instrument as a result of changes in forward rates and the effects of discounting are not included in the hedging effectiveness assessment. Foreign operations are only hedged to the extent of the liability or notional amount of the derivative; we generally do not expect to incur significant ineffectiveness on hedges of net investments in foreign operations.

Equity price risk

We use total return swaps in cash flow hedges to mitigate the cash flow variability of the expected payment associated with our cash settled share-based compensation plan for certain key employees by exchanging interest payments for indexed RBC share price change and dividend returns.

Credit risk

We predominantly use credit derivatives to economically hedge our credit exposures. We mitigate industry sector concentrations and single-name exposures related to our credit portfolio by purchasing credit derivatives to transfer credit risk to third parties.

Derivative instruments designated in hedging relationships

The following table presents the fair values of the derivative instruments and the principal amounts of the non-derivative liabilities, categorized by their hedging relationships, as well as derivatives that are not designated in hedging relationships.

Derivatives and non-derivative instruments

	As at
	October 31, 2018				October 31, 2017
	Designated as hedging instruments in hedging relationships				Designated as hedging instruments in hedging relationships
(Millions of Canadian dollars)	Fair Value	Cash Flow	Net investment	Not designated in a hedging relationship	Fair Value	Cash Flow	Net investment	Not designated in a hedging relationship
Assets
Derivative instruments	$642	$809	$13	$92,575	$736	$482	$41	$93,764
Liabilities
Derivative instruments	1,437	598	28	88,175	740	499	246	90,642
Non-derivative instruments	–	–	25,565	n.a.	–	–	19,950	n.a.

n.a.	not applicable

The following tables provide the maturity analysis of the notional amounts and the weighted average rates of the hedging instruments and their carrying amounts by types of hedging relationships:

Fair value hedges

	IFRS 9
	As at October 31, 2018
	Notional amounts				Carrying amount
(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$2,518	$12,778	$4,668	$19,964	$498	$8
Hedge of fixed rate liabilities	14,946	47,658	7,432	70,036	144	1,429
Weighted average fixed interest rate
Hedge of fixed rate assets	1.1%	2.4%	2.8%	2.3%
Hedge of fixed rate liabilities	1.6%	1.8%	1.8%	1.8%

Cash flow hedges

	IFRS 9
	As at October 31, 2018
	Notional amounts				Carrying amount
(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$12,686	$12,805	$1,615	$27,106	$1	$184
Hedge of variable rate liabilities	2,000	38,256	3,978	44,234	796	1
Weighted average fixed interest rate
Hedge of variable rate assets	2.2%	2.4%	2.7%	2.3%
Hedge of variable rate liabilities	2.1%	1.9%	2.5%	2.0%
Foreign exchange risk
Cross currency swaps	$326	$2,978	$153	$3,457	$12	$368
Weighted average CAD-CHF exchange rate	1.27	–	–	1.27
Weighted average CAD-EUR exchange rate	–	–	1.52	1.52
Weighted average USD-EUR exchange rate	–	1.33	–	1.33

Net investment hedges

	IFRS 9
	As at October 31, 2018
	Notional/Principal				Carrying amount
(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$3,457	$18,233	$3,875	$25,565	$–	$25,043
Weighted average CAD-USD exchange rate	1.20	1.28	1.31	1.27
Weighted average CAD-EUR exchange rate	–	–	1.53	1.53
Weighted average CAD-GBP exchange rate	1.91	1.69	–	1.73
Forward contracts	$3,372	$–	$–	$3,372	$13	$28
Weighted average CAD-USD exchange rate	1.31	–	–	1.31
Weighted average CAD-EUR exchange rate	1.49	–	–	1.49
Weighted average CAD-GBP exchange rate	1.68	–	–	1.68

The following table indicates the periods when the cash flows are expected to occur and when they are expected to affect profit or loss for cash flow hedges:

	IAS 39
(Millions of Canadian dollars)	As at October 31, 2017
	Within 1 year	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
Cash inflows from assets	$938	$243	$151	$59	$98	$1,489
Cash outflows from liabilities	(1,070)	(939)	(3,501)	(476)	(71)	(6,057)
Net cash flows	$(132)	$(696)	$(3,350)	$(417)	$27	$(4,568)

The following tables present the details of the hedged items categorized by their hedging relationships:

Fair value hedges – assets and liabilities designated as hedged items

	IFRS 9
	As at and for the year ended October 31, 2018
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount
(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$20,172	$–	$(529)	$–	Investment securities; Loans – Retail	$(650)
Fixed rate liabilities (1)	–	68,714	–	(1,302)	Deposits – Business and government; Subordinated debentures	1,018

(1)	As at October 31, 2018, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $105 million for fixed-rate assets and a loss of $277 million for fixed-rate liabilities.

Cash flow and net investment hedges – assets and liabilities designated as hedged items

	IFRS 9
	As at and for the year ended October 31, 2018
	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Investment securities; Loans – Retail	$308	$(187)	$(171)
Variable rate liabilities	Deposits – Business and government; Subordinated debentures	(769)	706	477
Foreign exchange risk
Fixed rate assets	Loans – Retail	19	(4)	–
Fixed rate liabilities	Deposits – Business and government	60	95	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	315	(5,365)	(923)

n.a.	not applicable

Effectiveness of designated hedging relationships

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$605	$(45)	$–	$–
Interest rate contracts – fixed rate liabilities	(1,000)	18	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(318)	(11)	(275)	(37)
Interest rate contracts – variable rate liabilities	751	(1)	674	101
Foreign exchange risk
Cross currency swap – fixed rate assets	(19)	–	(10)	(7)
Cross currency swap – fixed rate liabilities	(61)	–	(137)	(165)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(331)	–	(331)	–
Forward contracts	16	–	17	–

(1)	Hedge ineffectiveness recognized in income included losses of $46 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges.

Results of hedge activities recorded in Net income and Other comprehensive income

IAS 39
(Millions of Canadian dollars)	October 31 2017
Fair value hedges
Gains (losses) on hedging instruments (1)	$(1,076)
Gains (losses) on hedged items attributable to the hedged risk (1)	991
Ineffective portion (1) (2)	(85)
Cash flow hedges
Ineffective portion (1)	(1)
Effective portion (3)	622
Reclassified to income during the period (4)	95
Net investment hedges
Ineffective portion (1)	–
Foreign currency gains (losses) (3)	(1,570)
Gains (losses) from hedges (3)	438

(1)	Amounts are recorded in Non-interest income.
(2)	Amounts include losses of $82 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges.
(3)	Amounts are included in OCI, net of taxes.
(4)	After-tax gains of $70 million were reclassified from Other components of equity to Net interest income during the year ended October 31, 2017.

Reconciliation of components of equity

The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$431	$3,545
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	399
Foreign exchange risk	(147)
Equity price risk	(18)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	44
Foreign exchange risk	172
Equity price risk	7
De-designated hedges:
Interest rate risk	(108)
Foreign exchange risk	–
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		(331)
Forward foreign exchange contracts		17
Foreign currency translation differences for foreign operations		841
Tax on movements on reserves during the period	(92)	75
Balance at the end of the year	$688	$4,147